Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	1 Months Ended	9 Months Ended
	Jun. 30, 2012 Series E Convertible Preferred Stock	Dec. 31, 2012 Series E Convertible Preferred Stock	Sep. 30, 2014 Series F Convertible Preferred Stock
Issuance of convertible preferred stock for cash, issuance costs	$ 200	$ 153,000	$ 197,000